LOANS RECEIVABLE (Loans Credit) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Recorded Investment [Line Items]
Total Loans receivable	$ 63,395	$ 127,680
Notes receivable, Percentage	100.00%	100.00%
Pass
Financing Receivable, Recorded Investment [Line Items]
Total Loans receivable	$ 52,197	$ 121,931
Notes receivable, Percentage	82.30%	96.00%
Special attention
Financing Receivable, Recorded Investment [Line Items]
Total Loans receivable	$ 1,873	$ 1,383
Notes receivable, Percentage	3.00%	1.00%
Non-performing
Financing Receivable, Recorded Investment [Line Items]
Total Loans receivable	$ 9,325	$ 4,366
Notes receivable, Percentage	14.70%	3.00%